Investments in equity method investees - summarized financial information of equity method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Operating data:
Revenue	¥ 868,687	$ 126,491	¥ 853,062	¥ 717,289
Cost of revenue	(549,695)	(80,042)	(539,450)	(421,205)
Income from operations	100,351	14,612	69,638	89,678
Net income (loss)	65,573	$ 9,548	47,079	143,284
Balance sheet data:
Current assets	697,966		638,535		$ 101,632
Current liabilities	385,351		383,784		$ 56,111
Equity method investments
Operating data:
Revenue	441,495		541,712	657,065
Cost of revenue	(297,895)		(371,076)	(474,123)
Income from operations	27,163		38,006	55,896
Net income (loss)	(86,761)		113,970	¥ 95,224
Balance sheet data:
Current assets	591,660		624,045
Non-current assets	803,288		870,394
Current liabilities	409,055		426,170
Non-current liabilities	115,399		118,575
Noncontrolling interests and mezzanine equity	¥ 14,023		¥ 16,059